Other non-current assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other non-current assets
17.	Other non-current assets

	2018	2017
Advances given for property, plant and equipment	216,894	12,078
Prepaid expenses	89,603	197,431
Receivables from the Public Administration	72,848	72,848
Deposits and guarantees given	27,071	23,999
VAT receivable	2,318	4,429
Others	12,572	45,835

	421,306	356,620